Stockholders' Equity - Stock Option activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of shares
Options outstanding at the beginning	1,671,076	1,307,080	735,803
Granted	1,179,480	550,049	700,170
Exercised		(82,879)	(71,647)
Forfeiture		(103,174)	(57,246)
Options outstanding at the ending		1,671,076	1,307,080	735,803
Weighted average exercise price
Options outstanding at the beginning (in dollars per share)	$ 1.62	$ 1.22	$ 1.22
Granted (in dollars per share)		2.43	1.62
Exercised (in dollars per share)		0.81	0.81
Forfeiture (in dollars per share)		1.22	2.43
Options outstanding at the ending (in dollars per share)		$ 1.62	$ 1.22	$ 1.22
Weighted average remaining contractual		8 years 2 months 12 days	8 years 4 months 24 days	8 years 2 months 12 days
Members of Board of Directors
Number of shares
Granted		177,973	55,305
Other non employees
Number of shares
Granted		7,200,000	2,237,414